Performance Management - Nomura High Yield Total Return ETF	Aug. 14, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura High Yield Total Return ETF performed?
Performance Narrative [Text Block]

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at global.nomuraassetmanagement.com/investments/etf or by calling 844-469-9911. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Fund is new, it has no performance history.
Performance Availability Website Address [Text]	global.nomuraassetmanagement.com/investments/etf
Performance Availability Phone [Text]	844-469-9911